Share-based compensation - Schedule of management and director options activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options (in shares)
Outstanding (in shares)	8,306,658	8,888,053	8,888,053
Forfeited (in shares)	0	(393,717)	0
Exercised (in shares)	0	(187,678)	0
Outstanding (in shares)	8,306,658	8,306,658	8,888,053
Weighted average exercise price (in dollars per share)
Outstanding (in dollars per share)	$ 13.45	$ 13.43	$ 13.43
Forfeited (in dollars per share)	0	14.73	0
Exercised (in dollars per share)	0	10.00	0
Outstanding (in dollars per share)	$ 13.45	$ 13.45	$ 13.43